Prepaid Share Forward Agreement	12 Months Ended
Dec. 31, 2025
Prepaid Share Forward Agreement [Abstract]
PREPAID SHARE FORWARD AGREEMENT

14.    PREPAID SHARE FORWARD AGREEMENT

On May 28, 2025, the Company and Chenghe entered into Prepaid Share Forward Agreement (the “Prepaid Share Forward Agreement”) with certain parties including Harraden Circle Investors, LP (“HCI”); Harraden Circle Special Opportunities, LP (“HCSO”), and Harraden Circle Strategic Investments, LP (“HCSI”) (collectively, the “Seller” or “Harraden”) for a prepaid forward repurchase transaction (the “Transaction”). For purposes of the Prepaid Share Forward Agreement, “Counterparty” refers to Chenghe prior to the consummation of the Business Combination and the Company after the consummation of the Business Combination.

Pursuant to the terms of the Prepaid Share Forward Agreement, the Seller intends, but is not obligated, to purchase up to a number of Class A ordinary shares, in the aggregate amount equal to up to 3,000,000, from third parties through a broker in the open market (other than through Counterparty), or Class A ordinary shares previously redeemed by Seller that Seller reverses a previously submitted redemption request for prior to the closing of the Business Combination (the “Number of Shares”). The Seller is also entitled to purchase up to 100,000 Class A ordinary shares of the Company (the “Committed Shares”), which shall not form a part of the Number of Shares under the Prepaid Share Forward Agreement, and the Sellers will not sell the Committed Shares at a price less than the Reset Price (as defined below) prior to 30 day anniversary of the closing of the Business Combination.

The Prepaid Share Forward Agreement provides that the Counterparty shall pay to the Seller an aggregate cash amount (the “Prepayment Amount”) equal to (i) Number of Shares plus the number of Commitment Shares, multiplied by the (ii) the redemption price per share as set forth in Chenghe’s constitutional documents (the “Redemption Price”, which was approximately US$10.53 per share at the closing of Business Combination) directly from the trust account maintained by Continental Stock Transfer & Trust Company on the earlier of (a) one Local Business Day after the closing of the Business Combination and (b) the date any assets from the Trust Account are disbursed following the Business Combination.

From time to time and on any date following the Business Combination (any such date, a “OET Date”), Seller may, in its absolute discretion, to exercise Optional Early Termination (“OET”), that is to terminate the Transaction in whole or in part with respect to any Number of Shares by giving notice of such termination and the specified Number of Shares (such quantity, the “Terminated Shares”). As of each OET Date, the Counterparty shall be entitled to an amount from Seller, and the Seller shall pay to the Counterparty, an amount equal to (a) the then-in-effect Reset Price, multiplied by (b) the Terminated Shares. Thereafter, the Number of Shares shall be reduced by the number of Terminated Shares. The Reset Price shall be initially the Redemption Price, and, from time to time, in the Counterparty’s sole discretion, the Reset Price may be adjusted to the lower of the current Reset Price and the average of the volume weighted average price (“VWAP”) of the shares over the prior 5 trading days. For avoidance of doubt, the Reset Price may only be adjusted downward.

The Prepaid Share Forward Agreement can be settled two Exchange Business Days following the Valuation Date, defined to be the earlier of (a) the date that is 12-months after of the closing of the Business Combination and (b) the date specified by Seller in a written notice to be delivered to Counterparty, at Seller’s sole discretion (the “Settlement Date”). At Settlement Date, the Seller shall return to the Counterparty the Number of Shares, and in exchange of such return, shall be entitled to retain an amount equal to the Number of Shares multiplied by the Redemption Price.

At the closing of Business Combination, approximately $31.6 million from the Trust Account were paid to the Seller for its purchase up to 2,999,709 Class A ordinary shares. Among the 2,999,709 shares under the Prepaid Share Forward Agreement, 100,000 are Commitment Share the remaining 2,899,709 shares shall be returned the Counterparty subject to adjustment of OET exercise.

Commitment Shares represent an obligational payment for entering into the prepaid forward repurchase transaction with the Seller, since the Prepayment Amount shall be paid by the Counterparty to the Seller upon the closing of Business Combination even if the Number of Shares is zero. The Company concluded that the Commitment Shares are an obligational payment to the Seller in contemplation of entering into the prepaid forward repurchase transaction. The Commitment Shares should be treated as a cost to enter into the Prepaid Share Forward Agreement, and measured at their fair value at inception, by the redemption price of US$10.53 per share.

The Company evaluated the Prepaid Share Forward Agreement according to ASC 480 — Distinguishing Liabilities from Equity, ASC 505 — Contracts on an Entity’s Own Equity, ASC 815 — Derivatives and Hedging and concluded that:

(i)     Upon the closing of the Business Combination on August 7, 2025, and prior to the Prepayment Amount being paid in full, the prepaid share forward transaction is representative of an obligation to repurchase shares by transferring assets under ASC 480-10-25-8 through 25-11. Following the Prepayment Amount being paid in full, the Company will no longer have an obligation to transfer assets and the prepaid share forward transaction will no longer be subject to the accounting requirements of ASC 480. Such prepaid share forward transaction, as a freestanding instrument, meets the requirements for equity classification and is reported as a reduction of equity, following the Prepayment Amount being paid in full.

(ii)    The embedded OET feature in connection with the Terminated Shares is essentially a short call option that gives the Seller the ability to “lock” the share price back at an adjusted Reset Price not exceeding the Redemption Price, which is a feature not clearly and closely related to the host contract’s primary function of a forward repurchase transaction. Additionally, the embedded OET feature meets the definition of derivative instrument, and requires bifurcation and to be accounted for separately as an embedded derivative under ASC 815. The embedded OET feature should be recognized as an OET derivative liability at fair value on the consolidated balance sheets. Changes in the fair value of OET derivative liability are recorded in the consolidated statements of operations as a component of other income or expense.

On August 27, 2025, Harraden elected to exercise the OET and terminated 22,670 Shares for the prepaid share forward transaction. On that day, the average of the VWAP of the Shares over the prior 5 trading days was US$10.72, and therefore the then-in-effect Reset Price would be US$10.53. After the exercise of OET, the remaining Number of Shares as of December 31, 2025 was 2,877,039.

For the year ended December 31, 2025, the Company recorded US$2,481,099 fair value changes of the OET derivative liability from Closing Date to Balance Sheet Date. The fair value of the OET derivative liability was measured at Black-Scholes model on a recurring basis, which incorporates both observable inputs (stock price and risk-free rate) and significant unobservable input (expected volatility). Expected volatility is estimated based on the historical volatility of a set of comparable public companies, adjusted for the specific circumstances of the Group. Key inputs in the valuation model are as follow:

	August 7, 2025 (Closing Date Value)	December 31, 2025 (Balance Sheet Date Value)
Stock price	$10.73	$10.96
Exercise price	10.53	10.53
Risk-free rate	3.91%	3.65%
Volatility	60.54%	49.04%
Expected terms (years)	1.00	0.60
Estimated weighted average Terminated Shares	2,899,709	2,880,144

The following table presents a reconciliation of the OET derivative liability classified as a Level 3 fair value measurement for the year ended December 31, 2025:

Amount
Balance upon closing of Business Combination (August 7, 2025)	$8,072,614
Gain on fair value change	(2,481,099)
Balance as of December 31, 2025	$5,591,515